Long-Term Debt, net (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Long-Term Debt, net - Consolidated statement of financial position

Borrower	Principal	Deferred finance costs	Modification of Loan	Accrued Interest	Amortized cost
Devocean Maritime LTD., Artful Shipholding S.A., Serena Maritime Limited, Salaminia Maritime Limited, Talisman Maritime Limited and Argo Maritime Limited.	52,620	(624)	(358)	621	52,259

Total at December 31, 2023	52,620	(624)	(358)	621	52,259
Less: Current Portion	(6,258)	227	152	(621)	(6,500)
Long-Term Portion	46,362	(397)	(206)	—	45,759

Total at December 31, 2022	44,375	(541)	—	491	44,325
Less: Current Portion	(6,500)	188	—	(491)	(6,803)
Long-Term Portion	37,875	(353)	—	—	37,522

Long-Term Debt, net - Annual loan principal payments

December 31,	First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.)
2024	6,258
2025	6,258
2026	21,604
2027	18,500
Total	52,620

The contractual annual loan principal payments to be made subsequent to December 31, 2022, were as follows:

December 31,	First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.)
2023	6,500
2024	6,500
2025	6,500
2026	24,875
Total	44,375